International Growth and Income Fund
Investment portfolio
March 31, 2025
unaudited

Common stocks 96.50% Financials 23.45%	Shares	Value (000)
UniCredit SpA	3,429,605	$192,495
AXA SA	4,429,066	189,079
Société Générale	3,644,810	164,555
Deutsche Bank AG	6,180,485	145,959
Zurich Insurance Group AG	193,333	134,857
Skandinaviska Enskilda Banken AB, Class A	8,152,731	133,675
Banco Bilbao Vizcaya Argentaria, SA	9,032,189	123,120
HSBC Holdings PLC (GBP denominated)	8,063,306	91,427
HSBC Holdings PLC (HKD denominated)	2,482,400	28,265
DBS Group Holdings, Ltd.	3,480,936	119,464
CaixaBank, SA, non-registered shares	15,097,218	117,503
Euronext NV	709,729	102,787
Tryg A/S	4,265,441	101,525
PICC Property and Casualty Co., Ltd., Class H	48,534,784	89,865
Banco Santander, SA	13,156,128	88,613
Mizuho Financial Group, Inc.	3,127,600	85,182
Prudential PLC	7,713,158	83,217
KB Financial Group, Inc.	1,473,326	79,194
NatWest Group PLC	13,409,340	78,563
Resona Holdings, Inc.	8,660,900	74,962
Kotak Mahindra Bank, Ltd.	2,927,416	74,263
Hana Financial Group, Inc.	1,660,815	67,590
London Stock Exchange Group PLC	450,475	66,802
HDFC Bank, Ltd.	3,046,979	64,900
Edenred SA	1,976,860	64,505
Allianz SE	159,375	60,763
Bank Hapoalim BM	4,346,075	58,872
Hiscox, Ltd.	3,866,110	58,783
Tokio Marine Holdings, Inc.[1]	1,494,800	57,651
Münchener Rückversicherungs-Gesellschaft AG	83,904	52,887
Ping An Insurance (Group) Company of China, Ltd., Class H	8,629,000	51,483
Aon PLC, Class A	128,696	51,361
Bank Leumi le-Israel B.M.	3,722,228	50,034
Aviva PLC	5,256,891	37,884
CVC Capital Partners PLC	1,889,233	37,547
AIA Group, Ltd.	4,762,790	36,003
3i Group PLC	743,483	34,828
ICICI Bank, Ltd. (ADR)	1,057,919	33,346
Partners Group Holding AG	21,897	31,072
Pluxee NV1	1,498,311	30,559
Mediobanca SpA	1,626,971	30,551
Hong Kong Exchanges and Clearing, Ltd.	666,200	29,636
Abu Dhabi Islamic Bank PJSC	6,643,444	29,033
Macquarie Group, Ltd.	222,304	27,561
XP, Inc., Class A	1,994,503	27,424
Canadian Imperial Bank of Commerce[1]	404,834	22,773
International Growth and Income Fund — Page 1 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Brookfield Corp., Class A (CAD denominated)	388,627	$20,338
Bank Central Asia Tbk PT	35,553,000	18,107
Royal Bank of Canada	152,839	17,216
Grupo Financiero Banorte, SAB de CV, Series O	2,447,295	16,973
Banco BTG Pactual SA, units	2,704,211	15,970
Sampo Oyj, Class A	1,616,838	15,485
Banca Generali SpA	272,292	15,314
Saudi National Bank (The)	1,595,687	15,238
Intesa Sanpaolo SpA	2,847,332	14,659
Canara Bank	13,400,052	13,856
Grupo Financiero Inbursa, SAB de CV1,2	6,160,308	13,844
Discovery, Ltd.	1,013,922	11,038
Hang Seng Bank, Ltd.	717,400	9,747
Sberbank of Russia PJSC[3]	22,898,260	— [4]
		3,610,203
Industrials 15.71%
BAE Systems PLC	17,238,867	348,836
Airbus SE, non-registered shares	996,492	175,705
Ryanair Holdings PLC (ADR)	3,340,542	141,539
Rheinmetall AG, non-registered shares	93,486	134,078
Siemens AG	483,133	110,845
ABB, Ltd.	2,009,424	103,990
Hitachi, Ltd.	3,903,483	90,370
Safran SA	311,344	82,134
RELX PLC	1,498,503	75,272
SMC Corp.	209,400	74,512
CCR SA, ordinary nominative shares	34,071,578	69,499
DSV A/S	357,392	69,180
Deutsche Post AG	1,610,001	68,720
Epiroc AB, Class B	1,836,923	32,453
Epiroc AB, Class A	1,447,085	29,229
Canadian National Railway Co. (CAD denominated)	572,428	55,705
ITOCHU Corp.	1,204,100	55,628
Volvo AB, Class B	1,890,739	55,606
Copa Holdings, SA, Class A	453,598	41,940
Compagnie de Saint-Gobain SA, non-registered shares	418,655	41,615
Diploma PLC	830,549	41,487
ASSA ABLOY AB, Class B	1,348,708	40,527
Alliance Global Group, Inc.	350,520,000	37,124
TFI International, Inc. (CAD denominated)	218,115	16,888
TFI International, Inc.	184,982	14,327
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,646,535	30,445
Wizz Air Holdings PLC[2]	1,436,698	27,778
Bunzl PLC	693,859	26,585
Mitsui & Co., Ltd.	1,375,100	25,846
Komatsu, Ltd.	879,500	25,522
SPIE SA	577,525	24,610
Kingspan Group PLC	262,348	21,217
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,770,800	19,581
Brambles, Ltd.	1,502,775	18,904
Daikin Industries, Ltd.	172,200	18,695
Metso Corp.	1,761,960	18,228
Techtronic Industries Co., Ltd.	1,486,826	17,907
Caterpillar, Inc.	51,160	16,873
International Growth and Income Fund — Page 2 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Bombardier, Inc., Class B2	295,802	$16,646
Shenzhen Inovance Technology Co., Ltd., Class A	1,687,198	15,903
Singapore Technologies Engineering, Ltd.	3,102,400	15,612
Adecco Group AG1	458,824	13,795
International Container Terminal Services, Inc.	1,860,620	11,550
Salik Company P.J.S.C.	7,900,910	10,815
Ashtead Group PLC	198,980	10,746
Rolls-Royce Holdings PLC	1,007,497	9,741
International Consolidated Airlines Group SA (CDI)	2,867,172	9,713
Fluidra, SA, non-registered shares	189,876	4,459
		2,418,380
Information technology 9.87%
Taiwan Semiconductor Manufacturing Co., Ltd.	17,271,107	481,481
ASML Holding NV	336,815	222,870
MediaTek, Inc.	4,094,800	172,665
Samsung Electronics Co., Ltd.	3,159,089	125,105
SAP SE	324,287	86,095
Broadcom, Inc.	433,634	72,603
Sage Group PLC (The)	2,971,773	46,423
Capgemini SE	281,699	42,124
Halma PLC	839,805	28,087
Fujitsu, Ltd.	1,384,000	27,514
ASMPT, Ltd.	3,907,000	27,434
SK hynix, Inc.	200,000	26,523
NEC Corp.	1,241,000	26,337
ASM International NV	56,575	25,922
E Ink Holdings, Inc.	2,624,000	21,110
Keyence Corp.	49,200	19,311
Tata Consultancy Services, Ltd.	386,067	16,224
Bechtle AG, non-registered shares[1]	359,661	13,340
Tokyo Electron, Ltd.	95,825	13,067
eMemory Technology, Inc.[2]	133,000	9,282
Lumine Group, Inc., subordinate voting shares[2]	239,105	6,729
Nomura Research Institute, Ltd.	165,100	5,358
Newgen Software Technologies, Ltd.	259,065	2,996
		1,518,600
Consumer discretionary 9.67%
Industria de Diseño Textil, SA	3,661,429	182,640
Renault SA	2,946,708	149,740
Trip.com Group, Ltd. (ADR)	1,616,114	102,753
Trip.com Group, Ltd.	445,750	28,451
LVMH Moët Hennessy-Louis Vuitton SE	184,515	115,197
Prosus NV, Class N	2,117,853	98,800
MGM China Holdings, Ltd.	51,677,200	69,546
Amadeus IT Group SA, Class A, non-registered shares	751,127	57,561
Aristocrat Leisure, Ltd.	1,309,209	52,872
Midea Group Co., Ltd., Class A	4,581,496	49,675
Evolution AB	565,947	42,217
Wynn Macau, Ltd.[1]	52,516,000	37,707
B&M European Value Retail SA	11,179,226	37,695
InterContinental Hotels Group PLC	344,785	37,107
Meituan, Class B2	1,598,400	32,317
Compagnie Financière Richemont SA, Class A	180,033	31,438
International Growth and Income Fund — Page 3 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
JD.com, Inc., Class A (ADR)[1]	750,819	$30,874
Hyundai Motor Co.	219,077	29,561
Stellantis NV	2,608,514	29,210
Entain PLC	3,654,524	27,537
Suzuki Motor Corp.	2,243,800	27,358
H World Group, Ltd. (ADR)	736,222	27,248
Restaurant Brands International, Inc. (CAD denominated)	363,792	24,251
Paltac Corp.	825,700	21,943
Nitori Holdings Co., Ltd.	217,500	21,535
Games Workshop Group PLC	116,183	21,061
Galaxy Entertainment Group, Ltd.	5,171,000	20,309
D’Ieteren Group	108,152	18,633
Dixon Technologies (India), Ltd.	107,000	16,391
Amber Enterprises India, Ltd.[2]	194,823	16,331
Maruti Suzuki India, Ltd.	86,312	11,625
Berkeley Group Holdings PLC	196,500	9,135
Jumbo SA	168,623	4,611
Vedant Fashions, Ltd.	360,465	3,277
ITC Hotels, Ltd.[2]	472,767	1,097
		1,487,703
Consumer staples 9.18%
British American Tobacco PLC	5,830,716	240,384
Philip Morris International, Inc.	1,190,388	188,950
Nestlé SA	1,651,820	167,044
Imperial Brands PLC	3,690,446	136,476
Pernod Ricard SA	1,079,657	107,244
Carlsberg A/S, Class B	660,036	84,070
Arca Continental, SAB de CV	5,561,593	58,153
Carrefour SA, non-registered shares	3,983,001	57,121
Tsingtao Brewery Co., Ltd., Class H1	7,786,000	56,122
KT&G Corp.	755,623	52,125
Anheuser-Busch InBev SA/NV	845,624	52,070
L’Oréal SA, non-registered shares	131,411	48,794
Danone SA	509,820	39,067
Kweichow Moutai Co., Ltd., Class A	164,709	35,475
Ocado Group PLC[1,2]	7,652,752	28,040
Unilever PLC	385,000	22,936
Yamazaki Baking Co., Ltd.	829,600	15,946
Seven & i Holdings Co., Ltd.	780,600	11,344
United Spirits, Ltd.	676,692	11,095
		1,412,456
Communication services 7.65%
Koninklijke KPN NV	37,065,982	156,926
Publicis Groupe SA	1,590,423	149,859
Tencent Holdings, Ltd.	1,791,179	114,156
Singapore Telecommunications, Ltd.	39,840,600	101,012
Deutsche Telekom AG	2,150,192	79,619
KANZHUN, Ltd., Class A (ADR)[2]	2,888,465	55,372
Bharti Airtel, Ltd.	2,708,669	54,799
Nintendo Co., Ltd.	798,100	54,438
MTN Group, Ltd.	7,922,952	53,368
Indus Towers, Ltd.[2]	12,563,891	48,843
Orange	3,599,855	46,676
International Growth and Income Fund — Page 4 of 10

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
BT Group PLC[1]	21,130,774	$45,375
América Móvil, SAB de CV, Class B (ADR)	3,116,196	44,312
Telefónica, SA, non-registered shares[1]	6,651,900	31,301
NetEase, Inc.	1,307,600	26,949
HYBE Co., Ltd.	158,250	25,463
Schibsted ASA, Class A	895,215	24,326
Nippon Television Holdings, Inc.	1,126,900	23,075
Universal Music Group NV	769,671	21,213
KT Corp. (ADR)	1,161,646	20,573
		1,177,655
Health care 7.25%
Sanofi	2,815,306	311,964
AstraZeneca PLC	1,740,200	254,321
EssilorLuxottica SA	563,714	162,172
Novo Nordisk AS, Class B	2,225,942	154,285
Haleon PLC	7,816,834	39,564
bioMérieux SA	253,058	31,274
Roche Holding AG, nonvoting non-registered shares	94,562	31,092
Grifols, SA, Class B (ADR)[2]	4,192,407	29,808
Bayer AG	1,107,514	26,437
Genus PLC	907,206	21,867
Siemens Healthineers AG	310,933	16,683
Max Healthcare Institute, Ltd.	965,564	12,412
Chugai Pharmaceutical Co., Ltd.	234,600	10,715
HOYA Corp.	82,300	9,284
Akums Drugs and Pharmaceuticals, Ltd.[2]	778,071	4,297
Euroapi SA1,2	42,381	127
		1,116,302
Energy 5.04%
TotalEnergies SE	4,872,530	314,915
BP PLC	21,434,740	120,899
Canadian Natural Resources, Ltd. (CAD denominated)	2,423,600	74,575
Shell PLC (GBP denominated)	1,825,767	66,449
Cameco Corp. (CAD denominated)	1,401,828	57,708
TC Energy Corp. (CAD denominated)[1]	765,231	36,139
Gaztransport & Technigaz SA	175,233	26,554
Cenovus Energy, Inc. (CAD denominated)	1,081,495	15,031
Cenovus Energy, Inc.	345,612	4,807
Schlumberger NV	471,881	19,725
ADNOC Drilling Co. PJSC	13,804,052	19,307
Tourmaline Oil Corp.	327,712	15,804
South Bow Corp. (CAD denominated)[1]	153,045	3,909
Sovcomflot PAO[3]	16,933,870	— [4]
		775,822
Materials 4.74%
Barrick Gold Corp.	5,214,113	101,362
Linde PLC	193,438	90,072
BASF SE	1,274,197	63,329
Glencore PLC	17,020,333	62,612
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	500,332	54,207
Rio Tinto PLC	804,437	48,091
Anhui Conch Cement Co., Ltd., Class H	14,237,000	40,252
International Growth and Income Fund — Page 5 of 10

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Air Liquide SA	186,453	$35,482
Vale SA (ADR), ordinary nominative shares	2,064,741	20,606
Vale SA, ordinary nominative shares	1,412,606	14,036
Shin-Etsu Chemical Co., Ltd.	1,104,900	31,479
Nutrien, Ltd. (CAD denominated)[1]	589,334	29,249
Sika AG	96,552	23,387
Grupo México, SAB de CV, Series B	4,391,941	21,959
Fresnillo PLC	1,684,933	20,544
Holcim, Ltd.	177,878	19,135
Franco-Nevada Corp.	114,117	17,948
Freeport-McMoRan, Inc.	449,099	17,003
Fortescue, Ltd.	1,056,682	10,221
Givaudan SA	1,956	8,405
Alrosa PJSC[3]	3,661,021	— [4]
		729,379
Utilities 2.31%
Engie SA	6,328,318	123,312
Iberdrola, SA, non-registered shares	3,479,950	56,258
SSE PLC	2,468,037	50,788
Brookfield Infrastructure Partners, LP	1,622,383	48,264
National Grid PLC	2,260,291	29,448
CPFL Energia SA	2,565,715	16,951
Veolia Environnement SA	470,109	16,158
NTPC, Ltd.	3,548,203	14,745
		355,924
Real estate 1.63%
CK Asset Holdings, Ltd.	14,240,120	57,838
Mitsubishi Estate Co., Ltd.	3,251,000	53,057
Embassy Office Parks REIT	9,556,399	40,837
Prologis Property Mexico, SA de CV, REIT	10,915,437	34,926
Link REIT	5,632,325	26,459
Longfor Group Holdings, Ltd.	14,319,601	18,226
CapitaLand Integrated Commercial Trust REIT	6,977,100	10,864
Goodman Logistics (HK), Ltd. REIT	472,666	8,501
		250,708
Total common stocks (cost: $11,223,460,000)		14,853,132
Preferred securities 0.06% Materials 0.06%
Gerdau SA, preferred nominative shares	3,243,133	9,196
Total preferred securities (cost: $6,720,000)		9,196
Short-term securities 4.04% Money market investments 2.98%
Capital Group Central Cash Fund 4.33%[5,6]	4,584,142	458,414
International Growth and Income Fund — Page 6 of 10

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 1.06%	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[5,7]	28,048,965	$28,049
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.23%[5,7]	22,800,000	22,800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.21%[5,7]	22,800,000	22,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[5,7]	21,200,000	21,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.27%[5,7]	19,500,000	19,500
Fidelity Investments Money Market Government Portfolio, Class I 4.23%[5,7]	16,300,000	16,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22%[5,7]	14,600,000	14,600
Capital Group Central Cash Fund 4.33%[5,6,7]	115,182	11,518
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.26%[5,7]	6,500,000	6,500
		163,267
Total short-term securities (cost: $621,692,000)		621,681
Total investment securities 100.60% (cost: $11,851,872,000)		15,484,009
Other assets less liabilities (0.60)%		(91,648)
Net assets 100.00%		$15,392,361
Investments in affiliates6

	Value at 7/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.05%
Money market investments 2.98%
Capital Group Central Cash Fund 4.33%[5]	$912,655	$1,856,533	$2,310,872	$96	$2	$458,414	$23,167
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 4.33%[5,7]	8,165	3,353 [8]				11,518	— [9]
Total 3.05%				$96	$2	$469,932	$23,167

[1]	All or a portion of this security was on loan. The total value of all such securities was $200,289,000, which represented 1.30% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 3/31/2025.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
International Growth and Income Fund — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. As of March 31, 2025, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $29,642,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
International Growth and Income Fund — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$219,245	$3,390,958	$— *	$3,610,203
Industrials	403,862	2,014,518	—	2,418,380
Information technology	79,332	1,439,268	—	1,518,600
Consumer discretionary	185,126	1,302,577	—	1,487,703
Consumer staples	247,103	1,165,353	—	1,412,456
Communication services	120,257	1,057,398	—	1,177,655
Health care	29,808	1,086,494	—	1,116,302
Energy	227,698	548,124	— *	775,822
Materials	366,442	362,937	— *	729,379
Utilities	65,215	290,709	—	355,924
Real estate	34,926	215,782	—	250,708
Preferred securities	9,196	—	—	9,196
Short-term securities	621,681	—	—	621,681
Total	$2,609,891	$12,874,118	$— *	$15,484,009
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
International Growth and Income Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-034-0525
International Growth and Income Fund — Page 10 of 10